Other Liabilities, Provisions, Contingencies and Commitments - Schedule of Provisions and Other Non-Current Liabilities (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [abstract]
Contingencies	$ 8,854	$ 9,928
Payable taxes	710	873
Others	879	767
Total	$ 10,443	$ 11,568